SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities of deferred revenue		$ 237,354	$ 187,732
Advertising costs		41,956	222,115	$ 803,120
Foreign currency translation, exchange gain (loss)		(36,933)	(3,640)	12,311
Cash and cash equivalents | ¥					¥ 1,174,989	¥ 1,180,475
Debt securities held-to-maturity allowance for credit losses		$ 0	$ 0	$ 0
VAT (as a percent)	13.00%
Xinxin Xiangrong.
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%
Beijing Xintang Sichuang, TAL Beijing, Yidu Huida | Xueersi Education
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%
Pengxin TAL
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%
Yizhen Xuesi.
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%
Online education services through www.xueersi.com
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		6.00%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		3.00%
Minimum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)		20.00%			20.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)		13.00%
Maximum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)		50.00%			50.00%